10. SIGNIFICANT EVENTS (Annual)	12 Months Ended
Dec. 31, 2014
Annual Report
10. SIGNIFICANT EVENTS

NOTE 10 SIGNIFICANT EVENTS

On July 24, 2014, MassRoots entered into a lease for a new company headquarters located at 2247 Federal Blvd, Denver. This location is co-leased by the Company, along with CannaBuild, LLC, from 2247 Federal Boulevard, LLC pursuant to a written lease which expires on July 22, 2015 and contains an option for a one year renewal at the same monthly rate. This location is shared with CannaBuild, LLC, which pays a portion of the monthly rent. The lease is for a total of $3,450 per month, which, pursuant to an expense sharing agreement between the Company and CannaBuild, LLC, the Company is responsible for paying $2,250 per month.

The Company had previously rented virtual office space from Opus Virtual Offices which provides conference rooms, mail forwarding and call answering for $99 per month ($1,188 on an annual basis). The Opus Virtual Office lease has been cancelled by the Company and expired on September 14, 2014.

On September 1, 2014, MassRoots entered into an employment contract with Sebastian Stant. For his services as Lead Developer, Mr. Stant shall be compensated five thousand dollars ($5,000) per month. Upon the successful execution of all of our outstanding forty-cent ($0.40) warrants, Mr. Stant's salary will increase to seven thousand five hundred dollars ($7,500) per month. The employment contract is “at-will” and may be terminated by either party with or without cause with one (1) month’s written notice. No retirement plan, health insurance or employee benefits program was awarded to Mr. Stant and he serves at the discretion of the Board of Directors.

On September 15, 2015, MassRoots entered into a contract with Direct Media Advertising for a sponsorship of B-Real’s “Smokers Club Tour.” Under the terms of the agreement, B-Real has promoted MassRoots on his social media accounts, featured MassRoots on B-Real's "Smoke Box" and produced a promotional video for MassRoots. MassRoots compensated Direct Media Advertising a one-time fee of twenty thousand dollars ($20,000). The tour lasted from October 1, 2014 to November 30, 2014.